Schedules of Investment	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedules Of Investment
Investment in bitcoin, number of bitcoin	1,922.73	1,937.86	2,750.14
Investment in Bitcoin, at fair value	$ 219,963,579	$ 180,982,533	$ 115,545,433
Investment in Bitcoin, at fair value, Percentage of Net Assets	100.00%	100.00%	100.00%
Liabilities, less cash and other assets	$ (290,395)	$ (203,050)	$ (81,169)
Liabilities, less cash and other assets	0.00%	0.00%	0.00%
Net Assets	$ 219,673,184	$ 180,779,483	$ 115,464,264
Net assets	100.00%	100.00%	100.00%